Other Financial Liabilities at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2019
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Other Financial Liabilities at Fair Value Through Profit or Loss
21. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	Group
	2019 £m	2018 £m
US$30bn Euro Medium Term Note Programme	159	165
Structured Notes Programmes	809	696
Eurobonds	137	129
Structured deposits	435	133
Collateral and associated financial guarantees	173	3,053
Repurchase agreements – non trading	0	2,110

	1,713	6,286

For the Santander UK group, all (2018: all) of the other financial liabilities at fair value through profit or loss were designated as such.
Collateral and associated financial guarantees in the table above represent collateral received, together with associated credit protection guarantees, in respect of the proceeds of the retained senior tranches of credit linked notes described in Note 12. The financial guarantees are valued using the same parameters as the related credit linked notes, such that changes in the respective valuations are offset exactly, and there is no charge or credit to the income statement. In 2019 £2.1bn of cash deposits, which were previously included within collateral and associated financial guarantees in the table above, were presented on a net basis. This followed a deed of amendment, including a legal right of set-off
between the principal amounts of senior tranches of credit linked notes, classified as debt securities in Note 12, and the cash deposits. At 31 December 2019 the amount of this netting was £1.5bn. For more, see ‘Credit protection entities’ in Note 19.
Gains and losses arising from changes in the credit spread of securities issued by the Santander UK group reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount. The net loss during the year attributable to changes in the Santander UK group’s own credit risk on the above securities was £77m (2018: £84m gain, 2017: £29m loss). The cumulative net gain attributable to changes in the Santander UK group’s own credit risk on the above securities at 31 December 2019 was £nil (2018: £77m).
At 31 December 2019, the amount that would be required to be contractually paid at maturity of the securities above was £4m lower (2018: £128m lower) than the carrying value.